Financial Assets and Liabilities - Liquidity Risk Management (Detail) € in Thousands	Jun. 30, 2023 EUR (€)
Borrowings [abstract]
Convertible senior notes	€ 402,700
Convertible senior notes	588,705
Lease liabilities	120,853
Trade payables	122,120
Total financial liabilities	831,678
Financial liabilities at amortised cost, class [member]
Borrowings [abstract]
Convertible senior notes	402,686
Lease liabilities	103,252
Trade payables	122,120
Total financial liabilities	628,058
Within 1 year [member]
Borrowings [abstract]
Convertible senior notes	11,906
Lease liabilities	14,054
Trade payables	122,120
Total financial liabilities	148,080
Within 1 to 5 years [member]
Borrowings [abstract]
Convertible senior notes	576,799
Lease liabilities	52,174
Trade payables	0
Total financial liabilities	628,973
After 5 years [member]
Borrowings [abstract]
Convertible senior notes	0
Lease liabilities	54,625
Trade payables	0
Total financial liabilities	€ 54,625